Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($) Loan shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	59-3191743
Employee Benefit Plan, Plan Number	001
Employee benefit plan, number of participant loans | Loan	80
Participant Loans	$ 1,144,846
Total	$ 161,762,208
Minimum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Employee benefit plan, asset held for investment, participant loan, maturity date	Feb. 28, 2025
Maximum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date	Mar. 31, 2039
Investment, Identifier [Axis]: Allspring Core Bond R6 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Allspring Core Bond R6 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	340,055
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,703,198
Investment, Identifier [Axis]: Allspring Treasury Plus Money Market Service, Money market funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Allspring Treasury Plus Money Market Service [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Money Market Funds [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	108,673
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 108,673
Investment, Identifier [Axis]: American Century Small Cap Value R6 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	American Century Small Cap Value R6 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	11,074
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 116,946
Investment, Identifier [Axis]: American Funds Europacific Growth Fund R6, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	American Funds Europacific Growth Fund R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	40,454
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,173,198
Investment, Identifier [Axis]: American Funds New Perspective Fund R6, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	American Funds New Perspective Fund R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	182,791
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,360,462
Investment, Identifier [Axis]: Cohen & Steers Real Estate Securities Fund Z, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Real Estate Securities Fund Z [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	13,634
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 235,456
Investment, Identifier [Axis]: Fidelity Balanced Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Balanced Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	357,281
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,561,215
Investment, Identifier [Axis]: Galliard Stable Return Fund PN, Common/collective trusts
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Galliard Stable Return Fund PN [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	146,081
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,275,719
Investment, Identifier [Axis]: John Hancock Disciplined Value MidCap Fund R6, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	John Hancock Disciplined Value MidCap Fund R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	163,909
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,415,701
Investment, Identifier [Axis]: Principal/BlackRock S&P MidCap Index CIT N, Common/collective trusts
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Principal/BlackRock S&P MidCap Index CIT N [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	59,332
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,063,581
Investment, Identifier [Axis]: Principal/MFS Value CIT N, Common/collective trusts
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Principal/MFS Value CIT N [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	150,706
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,772,799
Investment, Identifier [Axis]: Principal/T. Rowe Price Institutional LargeCap Growth Managed CIT N, Common/collective trusts
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Principal/T. Rowe Price Institutional LargeCap Growth Managed CIT N [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	186,689
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 12,426,025
Investment, Identifier [Axis]: Regency Centers Corporation Common Stock Fund, Common stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Investment, party-in-interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Regency Centers Corporation Common Stock [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	124,308
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,190,695
Investment, Identifier [Axis]: Self Directed Accounts, Self directed accounts
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Self Directed Accounts [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Employee Benefit Plan, Self-Directed Brokerage Account [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,576,758
Investment, Identifier [Axis]: T. Rowe Price Mid Cap Growth Fund I, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Mid Cap Growth Fund I [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	40,591
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,060,713
Investment, Identifier [Axis]: Vanguard Developed Markets Index Fund Admiral, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Developed Markets Index Fund Admiral [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	60,151
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 923,914
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer Fund Admiral [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	4,443
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 474,687
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Fund Institutional [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	35,276
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,893,890
Investment, Identifier [Axis]: Vanguard REIT Index Fund Admiral, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard REIT Index Fund Admiral [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	7,713
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 974,208
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund Institutional, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index Fund Institutional [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	59,382
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,837,874
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	28,343
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 750,524
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	75,041
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,402,523
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	142,433
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,395,375
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	179,777
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,311,052
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	193,957
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,382,801
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	265,709
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,883,600
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	214,353
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,683,369
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	97,111
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,400,365
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	53,264
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,729,775
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	8,177
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 274,903
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	4,585
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 122,328
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund, Mutual funds
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, Number of Shares | shares	86,644
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,135,035